Trade and other receivables and Prepayments (Tables)	12 Months Ended
Feb. 28, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of detailed information about trade and other receivables and prepayments
	2021	2020
	Figures in Rand thousands
Trade receivables	354,207	268,749
Expected credit loss provision	(101,066)	(51,657)
Total	253,141	217,092
Other receivables
Deposits	7,853	6,044
Sundry debtors	8,599	7,176
Value added tax	5,519	265
Total	21,971	13,485
Prepayments	49,058	21,170
	324,170	251,747

Schedule of reconciliation of the expected credit loss provision recognized with regard to trade and other receivables
	2021	2020
	Figures in Rand thousands
Opening balance	(51,657)	(43,670)
Increase in allowance for expected credit losses	(90,654)	(63,623)
Reversal of allowance for expected credit losses	9,812	-
Amounts utilized	30,363	57,825
Translation differences	1,070	(2,189)
Closing balance	(101,066)	(51,657)

Schedule of The carrying amount of trade and other receivables and prepayments is denominated in the following currencies
	2021	2020
	Figures in Rand thousands
Currencies
Rand	175,477	120,112
Singapore dollar	12,705	13,115
Mozambique metical	20,598	30,391
Euro	22,065	18,255
Nigerian naira	2,501	1,158
Kenyan shillings	6,475	7,177
Tanzanian shillings	157	12,419
Polish zloty	4,654	5,025
Thai baht	19,591	20,059
United Arab Emirates dirham	9,547	10,055
US dollar	38,595	2,378
Other	11,805	11,603
Total	324,170	251,747